UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	August 13, 2012

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	83

Form 13F Information Table Value Total:  	$313,051,000

Bainco International Investors
June 30, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              h0023r105     4033    54410 SH       Sole                    54410
AT&T Inc                       COM              00206R102     5715   160275 SH       Sole                   160275
Abbott Laboratories            COM              002824100     3920    60810 SH       Sole                    60810
Alerian MLP ETF                COM              00162q866     2637   165000 SH       Sole                   165000
Apple Inc                      COM              037833100     8261    14145 SH       Sole                    14145
BB&T Corporation               COM              054937107     3818   123760 SH       Sole                   123760
Bank of America                COM              060505104     1663   203263 SH       Sole                   203263
Blackrock Inc                  COM              09247X101     2487    14645 SH       Sole                    14645
Bristol Myers Co               COM              110122108     4340   120717 SH       Sole                   120717
CACI International Inc.        COM              127190304      715    13000 SH       Sole                    13000
Capstone Turbine               COM              14067d102       45    45000 SH       Sole                    45000
Carbonite Inc                  COM              141337105       98    11000 SH       Sole                    11000
Celgene Corp                   COM              151020104     2228    34720 SH       Sole                    34720
Check Point Software Technolog COM              m22465104     3675    74115 SH       Sole                    74115
Chevron Texaco Corp            COM              166764100     4642    44003 SH       Sole                    44003
Cirrus Logic Inc.              COM              172755100     2563    85875 SH       Sole                    85875
Coca-Cola Company              COM              191216100     4457    57000 SH       Sole                    57000
Consumer Discretionary Sector  COM              81369y407     2468    56370 SH       Sole                    56370
Consumer Staples Sector SPDR   COM              81369y308     1210    34800 SH       Sole                    34800
Covidien PLC                   COM              g2554f113     4026    75250 SH       Sole                    75250
Disney, Walt Co                COM              254687106     4788    98715 SH       Sole                    98715
Du Pont E.I. De Nemours        COM              263534109     3920    77510 SH       Sole                    77510
EMC Corp                       COM              268648102     3387   132140 SH       Sole                   132140
EOG Resources, Inc.            COM              26875p101     2297    25495 SH       Sole                    25495
Elan Corporation               COM              284131208      511    35000 SH       Sole                    35000
Exxon Mobil Corp               COM              30231g102     5316    62120 SH       Sole                    62120
Facebook Inc.                  COM              30303m102     2652    85274 SH       Sole                    85274
Fleetcor Technologies Inc      COM              339041105     4142   118215 SH       Sole                   118215
Fusion-io Inc                  COM              36112j107     2121   101531 SH       Sole                   101531
General Electric               COM              369604103      372    17870 SH       Sole                    17870
Google Inc CL A                COM              38259p508     3856     6647 SH       Sole                     6647
Honeywell International Inc    COM              438516106     4098    73384 SH       Sole                    73384
IBM                            COM              459200101     5026    25698 SH       Sole                    25698
Illinois Tool Works            COM              452308109     3410    64475 SH       Sole                    64475
Industrial Select Sector SPDR  COM              81369y704     5513   154562 SH       Sole                   154562
Intel Corporation              COM              458140100      721    27059 SH       Sole                    27059
JP Morgan Chase                COM              46625h100     4354   121865 SH       Sole                   121865
Johnson & Johnson              COM              478160104    23109   342050 SH       Sole                   342050
Juniper Networks Inc           COM              48203r104      302    18520 SH       Sole                    18520
Kraft Foods Inc                COM              50075N104     3958   102480 SH       Sole                   102480
Kroger Co                      COM              501044101     2754   118740 SH       Sole                   118740
Kulicke & Soffa Industries     COM              501242101      128    14400 SH       Sole                    14400
Maxim Integrated Prods.        COM              57772K101     1425    55560 SH       Sole                    55560
McDonald's Corp                COM              580135101     4180    47215 SH       Sole                    47215
Microsoft Corp                 COM              594918104     4341   141925 SH       Sole                   141925
Mobilepro Corp.                COM              60742e205        0   300000 SH       Sole                   300000
Nortel Networks Corp           COM              656568508        1    48000 SH       Sole                    48000
Occidental Petroleum Corp      COM              674599105     3297    38442 SH       Sole                    38442
Office Depot                   COM              676220106       36    16500 SH       Sole                    16500
Orthometrix Inc.               COM              68750M100        0   127265 SH       Sole                   127265
PepsiCo Inc                    COM              713448108      241     3408 SH       Sole                     3408
Pfizer Inc                     COM              717081103     4513   196215 SH       Sole                   196215
Philip Morris International    COM              718172109     1998    22900 SH       Sole                    22900
Potash Corp of Saskatchewan In COM              73755l107     3336    76400 SH       Sole                    76400
Powershares S&P 500 Low Volati COM              73937b779      750    27187 SH       Sole                    27187
Procter & Gamble Co            COM              742718109     3145    51355 SH       Sole                    51355
Qualcomm                       COM              747525103     5758   103407 SH       Sole                   103407
S&P 500 Depository Receipt (Sp COM              78462F103     8138    59794 SH       Sole                    59794
Seadrill Ltd.                  COM              g7945e105     2079    58530 SH       Sole                    58530
Southern Company               COM              842587107     3844    83025 SH       Sole                    83025
Staples Inc                    COM              855030102     1952   149550 SH       Sole                   149550
Starbucks Corp                 COM              855244109      949    17800 SH       Sole                    17800
Supertex Inc                   COM              868532102      236    12500 SH       Sole                    12500
Technology Select SPDR         COM              81369Y803     3137   109225 SH       Sole                   109225
Teva Pharmaceutical - SP ADR   COM              881624209      205     5200 SH       Sole                     5200
The Hershey Company            COM              427866108     3287    45640 SH       Sole                    45640
Toyota Motor Corp Spon ADR     COM              892331307      282     3500 SH       Sole                     3500
Tyler Technologies Inc.        COM              902252105    37545   930471 SH       Sole                   930471
US Bancorp                     COM              902973304     3271   101700 SH       Sole                   101700
United Parcel Service          COM              911312106     3353    42570 SH       Sole                    42570
Utilities Select Sector SPDR   COM              81369y886     3758   101590 SH       Sole                   101590
VF Corp                        COM              918204108     3613    27075 SH       Sole                    27075
Vanguard FTSE All-World Ex-US  COM              922042775     8560   208881 SH       Sole                   208881
Vanguard MSCI Emerging Markets COM              922042858     2966    74275 SH       Sole                    74275
Vanguard REIT ETF              COM              922908553     3663    55980 SH       Sole                    55980
Vanguard Total World Stock Ind COM              922042742     2383    52180 SH       Sole                    52180
Visa Inc                       COM              92826c839     3326    26905 SH       Sole                    26905
iShares MSCI EAFE Growth Index COM              464288885     5044    94166 SH       Sole                    94166
iShares MSCI EAFE Index Fund   COM              464287465      327     6554 SH       Sole                     6554
iShares MSCI Germany Index     COM              464286806      258    13050 SH       Sole                    13050
iShares MSCI Taiwan Index Fund COM              464286731      155    12700 SH       Sole                    12700
iShares S&P MidCap 400         COM              464287507      605     6420 SH       Sole                     6420
Rule 144 Carbonite, Inc.       144              141337907    27359  3060337 SH       Sole                  3060337